Loss Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
For the computation of basic loss [Member]
Statement Line Items [Line Items]
Weighted Number of Shares	29,459,395	5,025,213	689,898
Net loss Attributed to equity holders of the Company	$ 34,351	$ 52,931	$ 19,011
Effect of potential dilutive ordinary shares (Warrants) [Member]
Statement Line Items [Line Items]
Weighted Number of Shares	196,428
Net loss Attributed to equity holders of the Company	$ 15,904
For the computation of diluted loss [Member]
Statement Line Items [Line Items]
Weighted Number of Shares	29,655,823	5,025,213	689,898
Net loss Attributed to equity holders of the Company	$ 50,255	$ 52,931	$ 19,011